Trade and other receivables - ECL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	$ (30,637)
Ending balance	(28,258)	$ (30,637)
Accumulated Impairment
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	7,536
Ending balance	5,101	7,536
ECL of trade and other receivables
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	(23,101)
Ending balance	(23,157)	(23,101)
ECL of trade and other receivables | Accumulated Impairment
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	7,536	6,412
Provision for expected credit losses	1,054	6,008
Write-off	(1,357)	(3,456)
Effect of translation	(2,132)	(1,428)
Ending balance	$ 5,101	$ 7,536